UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.C. 20549


			     FORM 13F



FORM 13F COVER PAGE
-------------------


Report for the Calendar Year or Quarter Ended: December 31, 2007


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:		KBW ASSET MANAGEMENT, INC.
Address:	787 Seventh Ave, 6th Floor
		New York, NY 10019


13F File Number:	28-04847


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this report on behalf of Reporting Manager:

Name:	JOHN TOMAO
Title:	CHIEF ADMINISTRATIVE OFFICER
Phone:	212-887-2000
Signature, Place, and Date of Signing:

	/s/  JOHN TOMAO


-----------------------------------------------
New York, NY
February 12, 2008



Report Type (Check only one. ):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
---------------------


Report Summary:

Number of Other Included Managers:		2

Form 13F Information Table Entry Total:		59

Form 13F Information Table Value Total:		46,124 (thousands)


List of Other Included Managers:

No.	File Number	Name
1.	028-10471	Advantage Advisors, L.L.C.
2.	028-10748	Oppenheimer Asset Management Inc

                                                               FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6 COLUMN 7    COLUMN 8
--------------------------  -------------- ---------  ---------  ------------------- -------- -------- -----------------------
                               TITLE                    VALUE     SHARES/   SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP    (x$1000)    PRN AMT   PRN CALL DSCRETN   MNGRS     [SOLE]  [SHARED] [NONE]
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO               COM      025816109       770     14,800   SH       SOLE                14,800
AMERICAN EXPRESS CO               COM      025816109       203      3,900   SH       OTHER     1 & 2      3,900
ANNALY CAP MGMT INC               COM      035710409     2,896    159,300   SH       SOLE               159,300
ANNALY CAP MGMT INC               COM      035710409       749     41,200   SH       OTHER     1 & 2     41,200
ANWORTH MORTGAGE ASSET            COM      037347101       660     79,900   SH       SOLE                79,900
ANWORTH MORTGAGE ASSET            COM      037347101       174     21,100   SH       OTHER     1 & 2     21,100
AON CORP                          COM      037389103       620     13,000   SH       OTHER     1 & 2     13,000
ARCH CAP GROUP LTD                ORD      G0450A105       612      8,700   SH       SOLE                 8,700
ARCH CAP GROUP LTD                ORD      G0450A105       542      7,700   SH       OTHER     1 & 2      7,700
BANK OF NY MELLON CORP            COM      064058100       978     20,051   SH       SOLE                20,051
BANK OF NY MELLON CORP            COM      064058100       203      4,167   SH       OTHER     1 & 2      4,167
BANKUNITED FINL CORP              CL A     06652B103     1,475    213,800   SH       SOLE               213,800
BANKUNITED FINL CORP              CL A     06652B103       367     53,200   SH       OTHER     1 & 2     53,200
BEAR STEARNS COS INC              COM      073902108       591         67   SH CALL  SOLE
BEAR STEARNS COS INC              COM      073902108       150         17   SH CALL  OTHER     1 & 2
CAPSTEAD MTG CORP                 COM      14067E506     1,881    142,600   SH       SOLE               142,600
CAPSTEAD MTG CORP                 COM      14067E506       475     36,000   SH       OTHER     1 & 2     36,000
COUNTRYWIDE FINL CORP             COM      222372104       144        161   SH CALL  SOLE
COUNTRYWIDE FINL CORP             COM      222372104        35         39   SH CALL  OTHER     1 & 2
E TRADE FINL CORP                 COM      269246104       108     30,300   SH       OTHER     1 & 2     30,300
EMPLOYERS HLDGS INC               COM      292218104     2,308    138,100   SH       SOLE               138,100
EMPLOYERS HLDGS INC               COM      292218104       571     34,200   SH       OTHER     1 & 2     34,200
EZ CORP INC                       CL A     302301106     1,677    148,500   SH       SOLE               148,500
EZ CORP INC                       CL A     302301106       409     36,200   SH       OTHER     1 & 2     36,200
FBR CAPITAL MARKETS CORP          COM      30247C301     1,072    111,900   SH       SOLE               111,900
FBR CAPITAL MARKETS CORP          COM      30247C301       286     29,900   SH       OTHER     1 & 2     29,900
FIDELITY NATIONAL FINL            CL A     31620R105       396     27,100   SH       SOLE                27,100
FIDELITY NATIONAL FINL            CL A     31620R105       105      7,200   SH       OTHER     1 & 2      7,200
FRIEDMAN BILLINGS RAMSEY          CL A     358434108       198     63,000   SH       SOLE                63,000
FRIEDMAN BILLINGS RAMSEY          CL A     358434108        46     14,800   SH       OTHER     1 & 2     14,800
GLG PARTNERS INC                  COM      37929X107       974     71,600   SH       SOLE                71,600
GLG PARTNERS INC                  COM      37929X107       242     17,800   SH       OTHER     1 & 2     17,800
KKR FINANCIAL HLDGS LLC           COM      48248A306     2,600    185,054   SH       SOLE               185,054
KKR FINANCIAL HLDGS LLC           COM      48248A306       639     45,500   SH       OTHER     1 & 2     45,500
LEHMAN BROS HLDGS INC             COM      524908100       681        104   SH CALL  SOLE
LEHMAN BROS HLDGS INC             COM      524908100       177         27   SH CALL  OTHER     1 & 2
MERRILL LYNCH & CO INC            COM      590188108     1,047        195   SH PUT   SOLE
MERRILL LYNCH & CO INC            COM      590188108       268         50   SH PUT   OTHER     1 & 2
MERRILL LYNCH & CO INC            COM      590188108     1,047     19,500   SH       SOLE                19,500
MERRILL LYNCH & CO INC            COM      590188108       268      5,000   SH       OTHER     1 & 2      5,000
MFA MTG INVTS INC                 COM      55272X102       930    100,500   SH       SOLE               100,500
MFA MTG INVTS INC                 COM      55272X102       246     26,600   SH       OTHER     1 & 2     26,600
MORGAN STANLEY                    COM      617446448       425         80   SH CALL  SOLE
MORGAN STANLEY                    COM      617446448       106         20   SH CALL  OTHER     1 & 2
NEWSTAR FINANCIAL                 COM      65251F105     2,395    289,277   SH       SOLE               289,277
NEWSTAR FINANCIAL                 COM      65251F105       620     74,900   SH       OTHER     1 & 2     74,900
PENNANTPARK INVT CORP             COM      708062104     2,100    209,600   SH       SOLE               209,600
PENNANTPARK INVT CORP             COM      708062104       534     53,300   SH       OTHER     1 & 2     53,300
PEOPLES UNITED FINL INC           COM      712704105     1,837    103,200   SH       SOLE               103,200
PEOPLES UNITED FINL INC           COM      712704105       497     27,900   SH       OTHER     1 & 2     27,900
PNC FINL SVCS GROIUP INC          COM      693475105       722        110   SH CALL  SOLE
PNC FINL SVCS GROIUP INC          COM      693475105       197         30   SH CALL  OTHER     1 & 2
PNC FINL SVCS GROIUP INC          COM      693475105       512      7,800   SH       SOLE                 7,800
PNC FINL SVCS GROIUP INC          COM      693475105       131      2,000   SH       OTHER     1 & 2      2,000
SLM CORP                          COM      78442P106     1,468     72,900   SH       SOLE                72,900
SLM CORP                          COM      78442P106       367     18,200   SH       OTHER     1 & 2     18,200
THORNBURG MTG INC                PFD F     885218701     1,126     46,900   SH       SOLE                46,900
US BANCORP DEL                    COM      902973304     2,580     81,280   SH       SOLE                81,280
US BANCORP DEL                    COM      902973304       686     21,600   SH       OTHER     1 & 2     21,600


